Long term debt: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Jun. 24, 2015 USD ($)	Mar. 22, 2013 MXN ($)	Mar. 22, 2013 USD ($)
Intererst	$ 1,804		$ 27,606
Long	7,149,177
Fair value	10,791,338		$ 4,765,630
Senior secured notes due on March 22, 2035 [Member]
Credit line	7,489,465			$ 400,000	$ 50,000	$ 4,471,000	$ 350,000
Intererst	126,712	$ 6,444
Short	340,288
Long	7,149,177
Fair value	$ 6,766,798